STOCKHOLDERS' EQUITY (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 08, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 25, 2020
Class of Warrant or Right [Line Items]
Stock repurchase program, authorized amount	$ 20,000,000
Stock repurchase program, period in force	12 months
Stock repurchased during period		$ 0	$ 0
Warrants outstanding (in shares)			20,263,500	20,263,500
Exercise price of warrants or rights (in dollars per share)			$ 11.50	$ 11.50
Term after completion of the Acquisition			30 days
Warrants exercised (in shares)		0	0
Common Class A
Class of Warrant or Right [Line Items]
Number of securities called by each warrant or right (in shares)			0.50	0.50
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		17,256,300	15,982,520	15,000,000
Private Placement
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		3,007,200	4,280,980	5,263,500